Financial Instruments - Narrative (Detail) (USD $)									12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Commercial Paper [Member]	Dec. 31, 2011 Commercial Paper [Member]	Dec. 31, 2012 Foreign Exchange Contract [Member]	Dec. 31, 2012 Foreign Exchange Contract [Member] United Kingdom Pound [Member] Maturing in 2038 [Member]	Dec. 31, 2012 Interest Rate Contract [Member]	Dec. 31, 2012 Credit Risk Contract [Member]	Dec. 31, 2012 Derivative Instruments Issued By Counterparties [Member]
Short - Term Borrowings
Commercial paper outstanding			$ 2,700,000,000	$ 2,700,000,000
Short-term debt, weighted average interest rate	1.60%	0.20%
Derivative Financial Instruments and Hedging Activities
Aggregate notional amount of foreign exchange derivative financial instruments					45,600,000,000
Notional amount of foreign exchange derivative financial instruments						2,400,000,000
Aggregate notional amount of interest rate derivative financial instruments							11,600,000,000
Aggregate fair value of net derivative liabilities								451,000,000
Posted collateral								424,000,000
Additional collateral								58,000,000
Credit Risk Derivatives
Concentration risk maximum exposure									2,900,000,000
Securities received as collateral									$ 660,000,000